Operating segment and geographic data - Concentration risk (Details) - Property, plant and equipment, net - Geographic concentration	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
United States
Concentration risk
Concentration risk (as a percent)	22.00%	19.00%
China
Concentration risk
Concentration risk (as a percent)	11.00%	10.00%
Switzerland
Concentration risk
Concentration risk (as a percent)	11.00%	13.00%